CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
NET REVENUES:
Product	$ 9,398,776	$ 1,699,782	$ 7,439,045	$ 9,376,465
Post contract support	1,176,239	1,238,815	4,692,487	5,008,328
Other services			168,052	164,348
Total Revenues	10,575,015	2,938,597	12,299,584	14,549,141
COST OF NET REVENUES:
Product			4,767,159	4,554,340
Cost of Sales	7,789,409	1,578,166
Post contract support one	157,479	556,152	1,681,267	1,494,583
Other services			86,841	79,205
Total cost of revenues	7,946,888	2,134,318	6,535,267	6,128,128
GROSS PROFIT	2,628,127	804,279	5,764,317	8,421,013
RESEARCH AND DEVELOPMENT EXPENSES	695,366	674,080	2,729,492	3,614,814
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	3,335,294	1,832,370	9,675,190	7,630,012
TOTAL OPERATING EXPENSES	4,030,660	2,506,450	12,404,682	11,244,826
OPERATING LOSS	(1,402,533)	(1,702,171)	(6,640,365)	(2,823,813)
OTHER INCOME (EXPENSE):
Loss from change in fair value of warrant liability	(6,847,091)	0	(1,341,120)	0
Loss from change in fair value of earnout liability	(21,484,850)	0	21,976,349	0
Loss from change in fair value of convertible debt	(2,039,377)	0	(240,784)	0
Interest income			0	42,565
Interest expense	(31,824)	(5,064)	(55,685)	(75,256)
Other expense	0	(4,941)	(9,501)	0
Other income- PPP loan forgiveness			0	1,146,235
Other income- employee retention tax credit			0	1,232,776
Total other expense, net	(30,561,936)	(10,005)	23,011,499	2,346,320
LOSS BEFORE PROVISON FOR INCOME TAXES	(31,964,469)	(1,712,176)	16,371,134	(477,493)
Provision for income taxes	0	0	0	(10,000)
NET LOSS	(31,964,469)	(1,712,176)	16,371,134	(487,493)
OTHER COMPREHENSIVE LOSS
Foreign currency translation gain, net	3,239	0	(2,702)	(10,106)
Loss on note conversion	(158,794)	0
TOTAL COMPREHENSIVE LOSS	$ (31,961,230)	$ (1,712,176)	$ 16,368,432	$ (497,599)
NET INCOME (LOSS) PER SHARE:
Basic			$ 1.20	$ (0.04)
Diluted			$ 0.80	$ (0.04)
Weighted average shares of common stock outstanding
Basic			13,671,376	13,387,344
Diluted			20,390,663	13,387,344
Basic and diluted loss per share	$ (1.40)	$ (0.08)
Weighted average shares of common stock outstanding- basic and diluted	22,898,487	22,812,048		13,387,344